Tema Electrification ETF
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Aerospace & Defense - 2.2%
BWX Technologies, Inc.	12,690	$1,593,864

Building Products - 4.0%
Johnson Controls International PLC	27,881	2,826,297

Construction & Engineering - 5.3%
Quanta Services, Inc.	11,063	3,789,741

Electric Utilities - 34.2%(a)
American Electric Power Co., Inc.	28,515	2,951,017
Entergy Corp.	36,348	3,027,061
Iberdrola SA	109,170	1,993,226
IDACORP, Inc.	14,918	1,774,496
NextEra Energy, Inc.	52,963	3,741,306
OGE Energy Corp.	73,772	3,280,641
Pinnacle West Capital Corp.	29,902	2,727,959
PPL Corp.	58,773	2,042,362
TXNM Energy, Inc.	12,456	706,131
Xcel Energy, Inc.	29,241	2,049,794
		24,293,993

Electrical Equipment - 32.9%(a)
ABB Ltd.	48,777	2,758,301
Eaton Corp. PLC	8,073	2,584,975
GE Vernova, Inc.	8,804	4,164,116
Hubbell, Inc.	8,073	3,145,079
Nexans SA	18,545	2,133,061
nVent Electric PLC	22,145	1,457,141
Powell Industries, Inc.	10,764	1,825,467
Schneider Electric SE	10,794	2,712,870
Vertiv Holdings Co. - Class A	23,621	2,549,415
		23,330,425

Electronic Equipment, Instruments & Components - 13.4%
Amphenol Corp. - Class A	30,797	2,769,574
Bel Fuse, Inc. - Class B	40,013	2,952,960
Itron, Inc. (b)	32,522	3,759,543
		9,482,077

Independent Power and Renewable Electricity Producers - 2.9%
Brookfield Renewable Partners LP	85,443	2,036,107

Multi-Utilities - 3.3%
NiSource, Inc.	60,099	2,376,314
TOTAL COMMON STOCKS (Cost $66,730,865)		69,728,818

SHORT-TERM INVESTMENTS - 1.1%	Shares	Value
Money Market Funds - 1.1%
First American Treasury Obligations Fund - Class X, 4.23% (c)	781,949	781,949
TOTAL SHORT-TERM INVESTMENTS (Cost $781,949)		781,949

TOTAL INVESTMENTS - 99.3% (Cost $67,512,814)		$70,510,767
Other Assets in Excess of Liabilities - 0.7%		494,507
TOTAL NET ASSETS - 100.0%		$71,005,274
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LP - Limited Partnership
PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Tema ETF Trust
Tema Electrification ETF
Notes to Quarterly Schedule of Investments
May 31, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$69,728,818	$–	$–	$69,728,818
Money Market Funds	781,949	–	–	781,949
Total Investments	$70,510,767	$–	$–	$70,510,767

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of May 31, 2025
(% of Net Assets)
United States	$54,835,086	77.2%
France	4,845,931	6.8
Switzerland	2,758,301	3.9
Ireland	2,584,975	3.6
Canada	2,036,107	2.9
Spain	1,993,226	2.8
United Kingdom	1,457,141	2.1
Other Assets in Excess of Liabilities	494,507	0.7
	$71,005,274	100.0%

Sector Classification as of May 31, 2025
(% of Net Assets)
Industrials	$31,540,327	44.4%
Utilities	28,706,414	40.4
Information Technology	9,482,077	13.4
Money Market Funds	781,949	1.1
Other Assets in Excess of Liabilities	494,507	0.7
	71,005,274	100.0%